Authorized Share Increase and Reverse Stock Split (Details)	Oct. 07, 2022	Dec. 31, 2022 shares	Nov. 29, 2022 shares	Nov. 28, 2022 shares	Dec. 31, 2021 shares
Authorized Share Increase and Reverse Stock Split [Abstract]
Stock split conversion ratio	0.01333
Common stock, shares authorized (in shares)		500,000,000	500,000,000	26,666,667	500,000,000